Financial income and expenses (Details) - EUR (€) € in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income and expenses
Income from cash equivalents				€ 1,143	€ 991	€ 390
Foreign exchange gains				1,715	797	4,532
Other finance income				30
Total financial income				2,888	1,788	4,923
Interest cost				(12,178)	(5,178)	(584)
Foreign exchange losses				(1,035)	(1,269)	(1,068)
Interest income on deposits				1,100
Losses on fair value variation EIB warrants				(2,241)	(389)	(407)
Losses on fair value variation T2 Sulphur				(73,400)
Other financial expenses				(64)	(46)	(47)
Total financial expenses				(88,917)	(6,882)	(2,107)
Financial income (loss)				(86,029)	(5,095)	2,816
Foreign exchange gains on short term deposit unwinding	€ 8,000	€ 15,000	€ 8,000			€ 2,400
Fair value gains (losses) on T2 warrants, initial recognition				(89,400)
Fair value gains (losses) on T2 warrants, subsequent remeasurements				16,000
Finance contract with EIB
Financial income and expenses
Interest cost				(8,300)	(3,400)
Finance contract with EIB, first tranche (Tranche A)
Financial income and expenses
Interest cost				(4,200)
Losses on fair value variation EIB warrants				(1,700)
Finance contract with EIB, second tranche (Tranche B)
Financial income and expenses
Interest cost				(4,100)
Losses on fair value variation EIB warrants				(500)
Royalty Certificate
Financial income and expenses
Interest cost				(3,200)	(400)
2024 Royalty Certificates
Financial income and expenses
Interest cost				(1,500)
2023 Royalty Certificates
Financial income and expenses
Interest cost				(1,700)
PGE loans, the PPR loans; and interests on bank overdrafts
Financial income and expenses
Interest cost				(300)
Lease liabilities
Financial income and expenses
Interest cost				€ (200)	€ (200)